EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES - Change in the Balances Equity-accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity-accounted investments in multi-family rental properties
Equity Accounted Investments [Roll Forward]
Opening balance	$ 199,285	$ 19,913
Initial recognition of equity-accounted investment in U.S. multi-family rental properties	0	107,895
Advances	0	453
Distributions	(3,824)	(4,428)
Income from equity-accounted investments in multi-family rental properties	40,144	75,333
Disposition of equity-accounted investment in U.S. multi-family rental properties	(213,493)	0
Translation adjustment	(1,343)	119
Balance, end of year	20,769	199,285
Tricon US Multi-Family REIT LLC
Equity Accounted Investments [Roll Forward]
Opening balance	178,398
Balance, end of year		178,398
Tricon US Multi-Family REIT LLC | Discontinued operations
Equity Accounted Investments [Roll Forward]
Income from equity-accounted investments in multi-family rental properties	$ 38,594	$ 73,078